CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	96,248,541	96,248,541
Common Class C [Member]
Statement [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	15,000	15,000	15,000
Common stock, shares issued	0	0	5,000
Common stock, shares outstanding	0	0	5,000
Common Class D [Member]
Statement [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	41,925,572	41,925,572	41,925,572
Common stock, shares issued	32,475,370	31,125,370	25,725,370
Common stock, shares outstanding	32,475,370	31,125,370	25,725,370
Common Class A [Member]
Statement [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	54,307,968	54,307,968	54,307,968
Common stock, shares issued	32,856,398	9,763,838	6,854,576
Common stock, shares outstanding	32,856,398	9,763,838	6,854,576